Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accumulated Other Comprehensive Income [Line Items]
Interest rate swap agreements, taxes	$ 3,700	$ 2,100
Pension liability adjustments, taxes	$ 1,800	$ 1,000